Right of use assets and related lease liabilities - Activity of the Right of use assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Cost
Beginning balance, as of January 1, 2021	$ 877,252
Other	(349)
Fully depreciated assets	(17,095)
Ending balance, as of June 30, 2021	859,808
Accumulated depreciation and impairment
Beginning balance, as of January 1, 2021	(70,073)
Charge for the period	(22,041)	$ (26,806)
Other	(19)
Fully depreciated assets	17,095
Ending balance, as of June 30, 2021	(75,038)
Net book value	784,770		$ 807,179
Vessels
Cost
Beginning balance, as of January 1, 2021	853,690
Other	(349)
Fully depreciated assets	(17,095)
Ending balance, as of June 30, 2021	836,246
Accumulated depreciation and impairment
Beginning balance, as of January 1, 2021	(63,636)
Charge for the period	(19,569)
Other	(19)
Fully depreciated assets	17,095
Ending balance, as of June 30, 2021	(66,129)
Net book value	770,117		790,054
Drydock
Cost
Beginning balance, as of January 1, 2021	23,562
Other	0
Fully depreciated assets	0
Ending balance, as of June 30, 2021	23,562
Accumulated depreciation and impairment
Beginning balance, as of January 1, 2021	(6,437)
Charge for the period	(2,472)
Other	0
Fully depreciated assets	0
Ending balance, as of June 30, 2021	(8,909)
Net book value	$ 14,653		$ 17,125